General information and statement of compliance with IFRS	12 Months Ended
Dec. 31, 2023
General information and statement of compliance with IFRS [Abstract]
General information and statement of compliance with IFRS
2	General information and statement of compliance with IFRS

Grupo TMM’s head office is located at Lago Alberto No. 442, P.5,503-A. Col. Anáhuac, C.P. 11320, Mexico City. In addition, a significant portion of its maritime division activities is conducted at Calle 55 N° 2 Col. Electricistas, C.P. 24120, Ciudad del Carmen, Campeche.

Grupo TMM’s shares are listed on the Mexican Stock Exchange, where they trade under the symbol TMM A.  In the United States, Grupo TMM’s shares trade on the “Over-the-Counter” (‘OTC’) market in the form of American Depositary Shares (‘ADSs’) under the symbol GTMAY.

Grupo TMM and its subsidiaries prepare their consolidated financial statements in accordance with International Financial Reporting Standards (‘IFRS’), as issued by the International Accounting Standards Board (‘IASB’), and these are presented in thousands of Mexican pesos. Moreover, they have been prepared under the assumption that the Group operates on a going concern basis, which assumes that the Group may liquidate its liabilities on the dates they become due and payable. To confirm the validity of the use of the going concern assumption, the Company has considered the following specific factors.

Grupo TMM’s strategy focuses on strengthening businesses related to the maritime sector:
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Through the continuation of the 5 current Mud Vessels contracts, whose main activity is to provide the services of generation, conditioning, recovery and transportation of drilling fluids, which are used during the operations of drilling, repair and completion of oil wells, contributing significantly to the crude oil production activity in Offshore operations services; It is also intended to increase the customer base in maritime agency, seek efficiencies in costs and expenses in the chemical tanker segment and consolidate fuel trading operations.

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Increasing the installed capacity of its maritime infrastructure operations (shipyard in Tampico) through the addition of  new floating dry-dock starting as of the third quarter of 2024, which will allow the Company to integrate up to 94% of the potential market of offshore vessels operating in the Gulf of Mexico; in the medium term, it is planned to have an additional floating dry-dock with greater capacity that will allow servicing larger vessels and the construction of naval devices.

•	Through maintaining efficient and profitable operations in Terminals, Logistics and Warehousing businesses.

•	Permanent cost and expense efficiencies, seeking improvements in our operations.

•	Diversification and expansion of services through strategic alliances or associations, while developing the markets in which we participate.

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Business development: taking advantage of our assets strategically located in Tuxpan, Veracruz and of the existing investment opportunities in the oil and gas storage as well as in the general cargo segments, to develop state of the art liquid and multipurpose terminals equipped with modern equipment, for the handling and storage of high quality, fast and safe goods of, among others, lubricants, fertilizers, and grains.

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Optimization of the size of personnel in accordance with the implementation of the plans described above, which will allow the financial strengthening and implementation of its short- and medium-term projects.

Based on these factors, Management reasonably expects that the Group has and will have appropriate resources to continue with its operating existence in the foreseeable future.
The Company has decided to present in its consolidated statements of income a subtotal of ‘Operating income’ which reconciles with the ‘Net profit for the year’ considering the items of ‘Comprehensive financing cost’ and ‘Income tax expense’; with regard to the subtotal of ‘Transportation loss’, the latter reconciles with the ‘Operating income’ considering the item ‘Other (expenses) income’.